OTHER LONG-TERM LIABILITIES (Details) - EUR (€)	Dec. 31, 2021	Dec. 31, 2020
Defined Benefit Retirement Indemnity Plans, France [Member]
Defined Benefit Plan, Accumulated Benefit Obligation	€ 780,000	€ 800,000
Defined Benefit Plan, Expected Amortization, Next Fiscal Year, Total	0
Defined Benefit Retirement Indemnity Plans, Japan [Member]
Defined Benefit Plan, Accumulated Benefit Obligation	1,123,000	€ 1,134,000
Defined Benefit Plan, Expected Amortization, Next Fiscal Year, Total	€ 0